Tangible assets - Disclosure of maturity analysis of operating lease payments (Details) - Santander US Auto € in Millions	Dec. 31, 2022 EUR (€)
2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 2,811
2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	5,243
2025
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,762
2026
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 1,171